Net Income (Loss) Per Share - Basic and Diluted Net Loss Per Share to Common Stockholders (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Net income (loss) attributable to TOI	$ 19,286	$ (996)	$ (10,927)	$ (14,322)
Less: Net income attributable to participating securities, basic	3,519	0
Net income (loss) attributable to common stockholders, basic	$ 15,767	$ (996)
Weighted average common shares outstanding, basic (in shares)	73,252,365	62,853,419	66,230,606	59,117,723
Net income (loss) per share attributable to common stockholders, basic (in usd per share)	$ 0.22	$ (0.02)	$ (0.16)	$ (0.24)
Less: Net income attributable to participating securities, diluted	$ 3,405	$ 0
Net income (loss) attributable to common stockholders, diluted	$ 15,881	$ (996)
Weighted average shares outstanding, diluted (in shares)	76,247,966	62,853,419	66,230,606	59,117,723
Net income (loss) per share attributable to common stockholders, diluted (in usd per share)	$ 0.21	$ (0.02)	$ (0.16)	$ (0.24)